Trade and other receivables	12 Months Ended
Jun. 30, 2023
Trade and other receivables
Trade and other receivables
23	Trade and other receivables

	2023	2022
for the year ended 30 June	Rm	Rm
Trade receivables[1]	27 296	32 778
Other receivables (financial assets)	4 082	4 546
Related party receivables — equity accounted investments[2]	289	2 074
Impairment of trade and other receivables*	(752)	(462)
	30 915	38 936
Other receivables (non-financial assets)[3]	355	2 571
Duties recoverable from customers	—	485
Prepaid expenses and other	2 507	2 115
Value added tax	2 128	2 564
	35 905	46 671
1	Decrease mainly as a result of lower sales volumes and prices at year end.
2	Included in 2022 related party receivables is a dividend receivable from ORYX GTL Limited of R1,6 billion.
3	In 2022 the Sasol Oil Slate balance reflected an under recovery of R2,6 billion mainly as a result of increased international crude oil prices coupled with a weak rand/US$ exchange rate. The slate balance was recovered through the Department of Mineral Resources and Energy’s slate levy mechanism (R1,7 billion) and under recoveries due to BFP price changes (R1,2 billion). For 2023 the slate balance is in an over-recovery position and is therefore recognised under Other payables (non-financial liabilities).

*Impairment of trade receivables

Trade receivables are considered for impairment under the expected credit loss model. Trade receivables are written off when there is no reasonable prospect that the customer will pay. Refer to note 37 for detail on the impairments recognised.

No individual customer represents more than 10% of the Group’s trade receivables.

Collateral

The Group holds no collateral over the trade receivables which can be sold or pledged to a third party.

Accounting policies:

Trade and other receivables are recognised initially at transaction price and subsequently stated at amortised cost using the effective interest rate method, less impairment losses. A simplified expected credit loss model is applied for recognition and measurement of impairments in trade receivables, where expected lifetime credit losses are recognised from initial recognition, with changes in loss allowances recognised in profit and loss. The Group did not use a provisional matrix. Trade and other receivables are written off where there is no reasonable expectation of recovering amounts due. The trade receivables do not contain a significant financing component.